Interests in Resource Properties (Details 1) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Interests In Resource Properties [Roll Forward]
Opening balance	$ 92,551	$ 59,692
Ending balance	273,250	92,551
Costs
Disclosure Of Interests In Resource Properties [Roll Forward]
Opening balance	75,871	62,353
Decommissioning obligations	(338)	254
Reversal of impairment losses	188,203	13,264
Ending balance	263,736	75,871
Accumulated depreciation
Disclosure Of Interests In Resource Properties [Roll Forward]
Opening balance	5,022	2,661
Additions	2,471	2,361
Reversal of impairment losses	0	0
Ending balance	7,493	5,022
Interest in an iron ore mine
Disclosure Of Interests In Resource Properties [Roll Forward]
Opening balance	30,000
Ending balance	218,203	30,000
Interest in an iron ore mine | Costs
Disclosure Of Interests In Resource Properties [Roll Forward]
Opening balance	30,000	30,000
Decommissioning obligations	0	0
Reversal of impairment losses	188,203	0
Ending balance	218,203	30,000
Interest in an iron ore mine | Accumulated depreciation
Disclosure Of Interests In Resource Properties [Roll Forward]
Opening balance	0	0
Additions	0	0
Reversal of impairment losses	0	0
Ending balance	0	0
Hydrocarbon development and production assets
Disclosure Of Interests In Resource Properties [Roll Forward]
Opening balance	40,849
Ending balance	38,040	40,849
Hydrocarbon development and production assets | Costs
Disclosure Of Interests In Resource Properties [Roll Forward]
Opening balance	45,871	32,353
Decommissioning obligations	(338)	254
Reversal of impairment losses	0	13,264
Ending balance	45,533	45,871
Hydrocarbon development and production assets | Accumulated depreciation
Disclosure Of Interests In Resource Properties [Roll Forward]
Opening balance	5,022	2,661
Additions	2,471	2,361
Reversal of impairment losses	0	0
Ending balance	$ 7,493	$ 5,022